Selected Balance Sheet information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Total assets	$ 35,749,333		$ 36,507,535		$ 37,348,432
Deposits	26,711,145		27,000,613
PUERTO RICO
Segment Reporting Information [Line Items]
Total assets	25,714,758		26,582,248		27,410,644
Loans	18,107,764		18,484,977		18,594,751
Deposits	19,730,408		19,984,830		20,696,606
UNITED STATES
Segment Reporting Information [Line Items]
Total assets	8,897,535		8,816,143		8,708,709
Loans	5,839,115		5,852,705		5,845,359
Deposits	6,007,159		6,049,168		6,151,959
Other Countries [Member]
Segment Reporting Information [Line Items]
Total assets	1,137,040		1,109,144		1,229,079
Loans	759,840		755,950		874,282
Deposits	$ 973,578	[1]	$ 966,615	[1]	$ 1,093,562

[1]	Represents deposits from BPPR operations located in the US and British Virgin Islands.